Warrants - Schedule of Detail Related to Public Warrant Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Detail Related to Public Warrant Activity [Abstract]
Number of warrants outstanding, beginning of year | shares
Weighted average exercise price outstanding, beginning of year | $ / shares
Number of Warrants, Assumed through the Business Combination | shares	13,800,000
Weighted Average Exercise Price, Assumed through the Business Combination | $ / shares	$ 11.5
Number of Warrants, Exercised | shares	(1,273,608)
Weighted Average Exercise Price, Exercised | $ / shares	$ 11.5
Number of Warrants, ending of the year | shares	12,526,392
Weighted Average Exercise Price, ending of the year | $ / shares	$ 11.5